Significant accounting policies - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Basis of presentation
Restricted cash	$ 14,200,000	$ 8,600,000
Indefinite-lived intangible assets	0
Unrecognized tax benefits, increase	313,000,000.0
Accrued loyalty payable	$ 5,722,000	$ 5,327,000
Maximum | Intellectual property and know-how
Basis of presentation
Estimated useful life	15 years